Bank Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Bank borrowings
Short-term bank borrowings	¥ 10,934,419		¥ 9,513,958
Long-term bank borrowings	¥ 18,000	$ 2,574
Weighted average interest rate on short term bank borrowings	1.13%	1.13%	1.20%
Weighted average interest rate on long term bank borrowings	2.40%	2.40%
The PRC domestic commercial banks
Bank borrowings
Long-term bank borrowings	¥ 18,000
The PRC domestic commercial banks
Bank borrowings
Short-term bank borrowings	10,374,971		¥ 9,513,958
Oversea commercial banks
Bank borrowings
Short-term bank borrowings	¥ 559,448